USD ($)

Fund summary
Goal
Putnam Intermediate-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Intermediate-Term Municipal Income Fund	Class A C000123522		Class B C000123523		Class C C000123524		Class R6 C000202823	Class Y C000123521
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
March 30, 2024
Annual Fund Operating Expenses - Putnam Intermediate-Term Municipal Income Fund		Class A C000123522	Class B C000123523	Class C C000123524	Class R6 C000202823	Class Y C000123521
Management Fees (as a percentage of Assets)		0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees		0.25%	0.85%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.80%	0.80%	0.80%	0.72%	0.80%
Expenses (as a percentage of Assets)		1.48%	2.08%	2.23%	1.15%	1.23%
Fee Waiver or Reimbursement	[1]	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)
Net Expenses (as a percentage of Assets)		0.90%	1.50%	1.65%	0.57%	0.65%
[1]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through March 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Intermediate-Term Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000123522	488	794	1,123	2,050
Class B C000123523	653	896	1,265	2,210	153	596	1,065	2,210
Class C C000123524	268	642	1,142	2,329	168	642	1,142	2,329
Class R6 C000202823	58	308	577	1,346
Class Y C000123521	66	333	620	1,437

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 29%.

29.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). We normally maintain an average dollar-weighted maturity between three and ten years. The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative.

Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2022
3.54%
Worst calendar quarter
Mar. 31, 2022
(5.10%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Intermediate-Term Municipal Income Fund		1 Year	5 Years	Since Inception	Inception Date
Class A C000123522		(10.25%)	0.44%	1.16%
Class A C000123522 | After Taxes on Distributions		(10.27%)	0.17%	1.02%
Class A C000123522 | After Taxes on Distributions and Sales		(5.46%)	0.62%	1.18%
Class B C000123523		(11.72%)	0.26%	1.10%
Class C C000123524		(8.20%)	0.49%	0.98%
Class R6 C000202823	[1]	(6.27%)	1.56%	1.86%
Class Y C000123521		(6.28%)	1.52%	1.84%
Bloomberg 7-year Municipal Bond Index (no deduction for fees, expenses or taxes)		(5.97%)	1.48%	1.99%	Mar. 18, 2013
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

All Bloomberg indices are provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Fund summary
Goal
Putnam Short-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds.
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Short-Term Municipal Income Fund	Class A C000123516		Class C C000123518		Class R6 C000202822	Class Y C000123520
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
March 30, 2024
Annual Fund Operating Expenses - Putnam Short-Term Municipal Income Fund		Class A C000123516	Class C C000123518	Class R6 C000202822	Class Y C000123520
Management Fees (as a percentage of Assets)		0.28%	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.37%	0.37%	0.35%	0.37%
Expenses (as a percentage of Assets)		0.90%	1.65%	0.63%	0.65%
Fee Waiver or Reimbursement	[1]	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Net Expenses (as a percentage of Assets)		0.60%	1.35%	0.33%	0.35%
[1]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through March 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Short-Term Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000123516	285	476	684	1,281
Class C C000123518	237	491	869	1,729	137	491	869	1,729
Class R6 C000202822	34	171	321	758
Class Y C000123520	36	178	332	782

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.

39.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)) and that have short-term maturities (i.e., three years or less). The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2022
1.64%
Worst calendar quarter
Mar. 31, 2022
(2.46%)

Average annual total returns after sales charges (for periods ended 12/31/22)
Average Annual Total Returns - Putnam Short-Term Municipal Income Fund		1 Year	5 Years	Since Inception	Inception Date
Class A C000123516		(4.63%)	0.42%	0.48%
Class A C000123516 | After Taxes on Distributions		(4.64%)	0.37%	0.45%
Class A C000123516 | After Taxes on Distributions and Sales		(2.31%)	0.59%	0.56%
Class C C000123518		(4.08%)	0.16%	0.20%
Class R6 C000202822	[1]	(2.23%)	1.17%	0.97%
Class Y C000123520		(2.17%)	1.16%	0.97%
Bloomberg 3-year Municipal Bond Index (no deduction for fees, expen ses or taxes)		(3.39%)	1.05%	1.03%	Mar. 18, 2013
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

All Bloomberg indices are provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.